UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  December 31, 2018

Item 1. Report to Stockholders.

Heitman US Real Estate Securities Fund

Institutional Class – htmix
Investor Class – htmnx

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.mutualfunds.heitman.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-799-2944 or by enrolling at www.mutualfunds.heitman.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-799-2944 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

Annual Report

December 31, 2018

HEITMAN US REAL ESTATE SECURITIES FUND

2018 Annual Review – US

The beginning of 2018 was met with great bullishness following the passing of the US tax reform bill, as well as the general optimism that comes with the start of a new year. However, this optimism and belief that the global economy was in great shape led interest rates higher around the globe. This caused investors to sell higher yield investments like property stocks, causing a large performance gap between property stocks and general equities to start the year.

However, as the year progressed, the trade war between the US and China heated up as the Trump administration announced new tariffs to which China replied with tariffs of their own. This cut through the bullishness, causing a spike in volatility and a surge to stability and safety, including REITs. This risk-off trade continued for most of the second half of the year, and ended on a wild note as stocks sank and volatility skyrocketed in the fourth quarter of 2018. All eyes were on the US Federal Reserve during that quarter, starting with a speech by Chair of the Federal Reserve Jerome Powell that was viewed as hawkish by the market because it contained a discussion about the possibility of raising rates above the neutral rate, which would indicate that the Fed would be deliberately slowing the economy. Powell also stated that the US was experiencing “a remarkably positive set of economic circumstances,”1  even as market participants were acknowledging that the economic data had been slowing for much of the year. This caused a spike in the US 10-year Treasury yield and a decline in stocks. Stocks stabilized once rates settled down, or at least until the last Federal Open Market Committee meeting of the year. Markets were expecting a rate hike, but also a change in language that would suggest the Fed would be more willing to pause rate hikes in the face of weakening economic data. The Fed did not tilt as dovish as the market had hoped, and both yields and stocks declined sharply to end December. However, the decline in interest rates allowed property stocks to outperform broader equities, despite finishing the year with a negative total return.

The decline in interest rates allowed property stocks to outperform broader equities

While concerns about the sustainability of the economic cycle are mounting, the outlook for growth in 2019 remains positive, albeit at lower levels than in 2018. We continue to see ample debt and equity capital for real estate assets, which should support property values and the property market cycle going forward.
____________________

1  Bloomberg, “Powell Says Fed May Lift Rates to Levels that Restrain Growth,” https://www.bloomberg.com, (October 3, 2018).

HEITMAN US REAL ESTATE SECURITIES FUND

SECTOR REVIEW

The volatility to end 2018 was significant enough to reset market expectations for much slower growth in 2019. But with continued job growth, we still expect positive demand for real estate.

Mergers and acquisitions (M&A) activity continued, as Pebblebrook Hotel Trust completed its acquisition of LaSalle Hotel Properties and Brookfield Asset Management completed its acquisition of Forest City Realty Trust, Inc. near the end of the year. Gramercy Property Trust, DCT Industrial Trust, and Educational Realty Trust also received and accepted M&A offers during the year. As long as the capital markets remain robust and public stocks trade at a discount to private market values, we expect M&A activity to continue.

We continue to favor data centers, given continued growth in data usage

We continue to favor data centers, given continued exponential growth in global data usage and the need for cloud service providers to meet that demand with more space for servers. While valuations are expensive in the industrial sector, we believe fundamentals will remain robust. As Amazon continues driving changes in the retail sector, this effect is now spreading to other parts of the business world, including business-to-business models. As the purchasing managers for these companies get used to receiving orders on time from Amazon in their personal lives, they are starting to ask the same of their business partners, which is causing them to reconfigure their supply chains and drive demand for more space. Self-storage is a sector that we are incrementally negative on, as new supply is expected to dent revenue growth in 2019.

We expect to see management teams look to M&A and other methods to create value

OUTLOOK

As we look around the globe at real estate fundamentals, we see a continued positive environment with job growth driving demand and supply remaining at or below long-run averages in most sectors and cities. We expect a slowdown in economic growth in 2019 compared to 2018, but it should remain at levels that we have seen during much of this cycle. This should support property values, but where stock prices are not rising in tandem, we expect to see management teams look to M&A and other methods to create value to close the gap between public and private valuations. Further M&A is expected as long as property stocks trade at a discount to private market valuations, given ample debt and equity capital looking at real estate.

HEITMAN US REAL ESTATE SECURITIES FUND

Disclosures

−	Past performance is no guarantee of future results.

−	The firm uses Bloomberg as its source for research, economic information and market data.

−	The performance information in the preceding Commentary does not reflect the performance of any fund, product or account managed or serviced by Heitman.

−	The views and opinions in the preceding Commentary are as of the date of publication and are subject to change.

−
Mutual fund investing involves risk; principal loss is possible. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

−	There is no guarantee that any market forecast set forth in this presentation will be realized.

−
This material should not be relied upon as investment advice, does not constitute a recommendation to buy or sell a security or other investment and is not intended to predict or depict performance of any investment.

−	Commentary not to be re-distributed without permission.

−	Quasar Distributors, LLC is the distributor of the Heitman US Real Estate Securities Fund and Heitman Real Estate Securities LLC is the investment advisor.

−	Must be preceded or accompanied by the Prospectus.

−
Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of fund holdings.

HEITMAN US REAL ESTATE SECURITIES FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of December 31, 2018

	One Year	Since Inception(1)
Institutional Class	-3.52%	-3.52%
Wilshire U.S. Real Estate Securities IndexSM(2)	-4.80%	-4.80%

(1)	Inception date of January 1, 2018.
(2)
The Wilshire U.S. Real Estate Securities IndexSM (Wilshire US RESI) measures U.S. publicly-traded real estate securities. The Wilshire US RESI is comprised of publicly-traded real estate equity securities and unencumbered by limitations of other appraisal-based indexes. Exclusions include: mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers, home builders, large landowners and sub-dividers of unimproved land, hybrid REITs and timber REITs.

HEITMAN US REAL ESTATE SECURITIES FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of December 31, 2018

	One Year	Since Inception(1)
Investor Class	-3.86%	-3.86%
Wilshire U.S. Real Estate Securities IndexSM(2)	-4.80%	-4.80%

(1)	Inception date of January 1, 2018.
(2)
The Wilshire U.S. Real Estate Securities IndexSM (Wilshire US RESI) measures U.S. publicly-traded real estate securities. The Wilshire US RESI is comprised of publicly-traded real estate equity securities and unencumbered by limitations of other appraisal-based indexes. Exclusions include: mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers, home builders, large landowners and sub-dividers of unimproved land, hybrid REITs and timber REITs.

HEITMAN US REAL ESTATE SECURITIES FUND

Expense Example (Unaudited)
December 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(12/31/2018)	(7/1/2018)	(12/31/2018)	(7/1/2018 to 12/31/2018)
Institutional Class
Actual(2)	0.48%	$1,000.00	$ 944.00	$2.35
Hypothetical (5% annual
return before expenses)	0.48%	$1,000.00	$1,022.79	$2.45

Investor Class
Actual(2)	0.73%	$1,000.00	$ 942.50	$3.82
Hypothetical (5% annual
return before expenses)	0.73%	$1,000.00	$1,021.27	$3.97

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from July 1, 2018 through December 31, 2018, of (5.75)% and (5.60)% for Investor Class and Institutional Class, respectively.

HEITMAN US REAL ESTATE SECURITIES FUND

Allocation of Portfolio (Unaudited)(1)
December 31, 2018

(1)	Data expressed as a percentage of net assets as of December 31, 2018. Please refer to the Schedule of Investments for more details on the Fund's individual holdings.

HEITMAN US REAL ESTATE SECURITIES FUND

Schedule of Investments
December 31, 2018

	Shares	Value
COMMON STOCKS – 1.52%
IT Consulting and Other Services – 1.52%
InterXion Holding NV (a)	4,740	$256,719
Total Common Stocks
(Cost $267,548)		256,719

REAL ESTATE INVESTMENT TRUSTS (REITs) – 96.97%
Diversified REITs – 3.10%
Empire State Realty Trust, Inc., Class A	21,695	308,720
Liberty Property Trust	5,150	215,682
		524,402
Health Care REITs – 12.73%
CareTrust REIT, Inc.	12,585	232,319
HCP, Inc.	19,814	553,405
Physicians Realty Trust	19,680	315,471
Ventas, Inc.	3,131	183,445
Welltower, Inc.	12,466	865,265
		2,149,905
Hotel & Resort REITs – 5.76%
Host Hotels & Resorts, Inc.	23,986	399,847
Pebblebrook Hotel Trust	9,726	275,343
Sunstone Hotel Investors, Inc.	22,920	298,189
		973,379
Industrial REITs – 9.88%
Duke Realty Corporation	19,868	514,581
Prologis, Inc.	19,648	1,153,731
		1,668,312
Office REITs – 11.69%
Alexandria Real Estate Equities, Inc.	3,790	436,760
Boston Properties, Inc.	6,241	702,424
Cousins Properties, Inc.	51,300	405,270
Hudson Pacific Properties, Inc.	14,771	429,245
		1,973,699
Residential REITs – 20.53%
American Campus Communities, Inc.	7,702	318,786
Apartment Investment & Management Company, Class A	12,222	536,301
AvalonBay Communities, Inc.	5,188	902,972
Camden Property Trust	4,207	370,426

The accompanying notes are an integral part of these financial statements.

HEITMAN US REAL ESTATE SECURITIES FUND

Schedule of Investments – Continued
December 31, 2018

	Shares	Value
Residential REITs – 20.53% – Continued
Equity Residential	13,680	$903,017
Invitation Homes, Inc.	21,716	436,057
		3,467,559
Retail REITs – 16.51%
The Macerich Company	8,285	358,575
Regency Centers Corporation	9,570	561,568
Retail Properties of America, Inc., Class A	22,290	241,847
Simon Property Group, Inc.	8,258	1,387,261
SITE Centers Corporation	21,578	238,868
		2,788,119
Specialized REITs – 16.77%
CubeSmart	10,903	312,807
CyrusOne, Inc.	8,035	424,891
Digital Realty Trust, Inc.	7,445	793,265
Equinix, Inc.	1,092	384,995
Extra Space Storage, Inc.	5,266	476,467
Public Storage	2,170	439,230
		2,831,655
Total REITs
(Cost $17,590,443)		16,377,030

SHORT TERM INVESTMENTS – 1.22%
First American Treasury Obligations Fund, Share Class X, 2.32% (b)	205,601	205,601
Total Short Term Investments
(Cost $205,601)		205,601
Total Investments
(Cost $18,063,592) – 99.71%		16,839,350
Assets in Excess of Liabilities – 0.29%		49,431
Net Assets – 100.00%		$16,888,781

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

HEITMAN US REAL ESTATE SECURITIES FUND

Statement of Assets and Liabilities
December 31, 2018

ASSETS:
Investments, at value (Cost $18,063,592)	$16,839,350
Receivable for investments sold	26,557
Dividends and interest receivable	83,005
Receivable from Adviser	18,612
Prepaid expenses and other receivables	8,266
Total assets	16,975,790

LIABILITIES:
Payable for investments purchased	19,950
Payable for fund administration and fund accounting fees	17,202
Payable for transfer agent fees and expenses	9,380
Payable for custodian fees	2,088
Payable for compliance fees	2,000
Distribution fees payable	24
Accrued expenses and other liabilities	36,365
Total liabilities	87,009
NET ASSETS	$16,888,781

NET ASSETS CONSISTS OF:
Paid-in capital	$18,330,329
Accumulated deficit	(1,441,548)
NET ASSETS	$16,888,781

	Institutional	Investor
	Class	Class
Net assets	$16,879,579	$9,202
Shares issued and outstanding(1)	1,833,473	1,000
Net asset value, redemption price, and offering price per share(2)	$9.21	$9.20

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

HEITMAN US REAL ESTATE SECURITIES FUND

Statement of Operations
For the Year Ended December 31, 2018

INVESTMENT INCOME:
Dividend income	$295,749
Interest	3,857
Total investment income	299,606

EXPENSES:
Fund administration and fund accounting fees (See Note 3)	102,634
Transfer agent fees (See Note 3)	56,340
Investment advisory fees (See Note 3)	54,010
Professional fees	42,714
Custodian fees (See Note 3)	12,909
Compliance fees (See Note 3)	12,000
Federal and state registration fees	11,358
Trustees’ fees (See Note 3)	10,219
Reports to shareholders	8,018
Sub-transfer agent fees – Institutional Class (See Note 2)	5,907
Distribution fees – Investor Class (See Note 5)	24
Other	6,669
Total expenses before reimbursement	322,802
Less: Contractual reimbursement by Adviser (See Note 3)	(249,816)
Less: Voluntary reimbursement by Adviser (See Note 3)	(27,006)
Total expense reimbursement(1)	(276,822)
Net expenses	45,980
NET INVESTMENT INCOME	253,626

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	291,549
Net change in unrealized depreciation on investments	(1,224,242)
Net realized and change in unrealized loss on investments	(932,693)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(679,067)

(1)
The Adviser has voluntarily agreed to waive a portion of its advisory fee so that total operating expenses do not exceed, on an annual basis, 0.485% of the Fund’s average daily net asset value for the year ended December 31, 2018. The voluntary portion of the total expense reimbursement is not subject to recoupment by the Adviser.

The accompanying notes are an integral part of these financial statements.

HEITMAN US REAL ESTATE SECURITIES FUND

Statements of Changes in Net Assets

For the Year Ended
December 31, 2018(1)
OPERATIONS:
Net investment income	$253,626
Net realized gain on investments	291,549
Change in unrealized depreciation on investments	(1,224,242)
Net decrease in net assets resulting from operations	(679,067)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional Class	(763,595)
Investor Class	(400)
From return of capital
Institutional Class	(46,797)
Investor Class	(25)
Total distributions to shareholders	(810,817)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	18,378,665

NET INCREASE IN NET ASSETS	16,888,781

NET ASSETS:
Beginning of year	—
End of year	$16,888,781

(1)	Inception date of the Fund was January 1, 2018.
(2)	A summary of capital share transactions is as follows:

	For the Year Ended
	December 31, 2018
SHARE TRANSACTIONS:
Institutional Class	Shares	Amount
Issued	1,817,881	$18,217,315
Issued to holders in reinvestment of dividends	74,140	701,361
Redeemed	(58,548)	(550,011)
Redemption fees	—	—
Net increase in Institutional Class	1,833,473	$18,368,665
Investor Class:
Issued	1,000	$10,000
Issued to holders in reinvestment of dividends	—	—
Redeemed	—	—
Redemption fees	—	—
Net increase in Investor Class	1,000	$10,000
Net increase in shares outstanding	1,834,473	$18,378,665

The accompanying notes are an integral part of these financial statements.

HEITMAN US REAL ESTATE SECURITIES FUND

Financial Highlights

Year Ended
December 31, 2018(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.27
Net realized and unrealized loss on investments	(0.61)
Total from investment operations	(0.34)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)
Net realized gains	(0.28)
Return of capital	(0.03)
Total distributions	(0.45)
Redemption fees	0.00 (4)
Net asset value, end of year	$9.21

TOTAL RETURN	(3.52)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$16,880
Ratio of gross expenses to average net assets:
Before expense reimbursement	3.40%
After expense reimbursement(5)	0.48%
Ratio of net investment income to average net assets	2.67%
Portfolio turnover rate(6)	148%

(1)	Inception date of the Fund was January 1, 2018.
(2)	For an Institutional Class share outstanding during the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	Amount per share is less than $0.005.
(5)	The effect of the voluntary expense reimbursement on an Institutional Class share as of December 31, 2018 was 0.285%.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

HEITMAN US REAL ESTATE SECURITIES FUND

Financial Highlights

Year Ended
December 31, 2018(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.20
Net realized and unrealized loss on investments	(0.57)
Total from investment operations	(0.37)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)
Net realized gains	(0.28)
Return of capital	(0.03)
Total distributions	(0.43)
Net asset value, end of year	$9.20

TOTAL RETURN	(3.86)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$9
Ratio of gross expenses to average net assets:
Before expense reimbursement	12.23%
After expense reimbursement(4)	0.73%
Ratio of net investment income to average net assets	2.07%
Portfolio turnover rate(5)	148%

(1)	Inception date of the Fund was January 1, 2018.
(2)	For an Investor Class share outstanding during the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The effect of the voluntary expense reimbursement on an Investor Class share as of December 31, 2018 was 0.285%.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

HEITMAN US REAL ESTATE SECURITIES FUND

Notes to the Financial Statements
December 31, 2018

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Heitman US Real Estate Securities Fund (the “Fund”) is a “non-diversified company” as that term is defined in the 1940 Act. Investment advisory services are provided to the Fund by Heitman Real Estate Securities, LLC (the “Adviser”), pursuant to the Investment Advisory Agreement (the “Advisory Agreement”). The Adviser’s parent company is Heitman LLC. The Adviser may be deemed to be controlled by KE I LLC, a Delaware limited liability company that is 100% owned by and controlled by the employees of Heitman LLC.

The primary investment objective of the Fund seeks to achieve long-term total return. The Fund commenced operations on January 1, 2018. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two share classes, Institutional Class and Investor Class. Neither class of shares have any front end sales loads or deferred sales charges; however both classes have a 1.00% redemption fee on shares held 30 days or less. Investor Class shares are subject to a distribution fee and a shareholder servicing fee of up to 0.25% and 0.15% of average daily net assets, respectively. Institutional Class shares are not subject to a distribution fee or shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution and shareholder servicing fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

HEITMAN US REAL ESTATE SECURITIES FUND

Notes to the Financial Statements – Continued
December 31, 2018

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open–end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$256,719	$—	$—	$256,719
REITs(1)	16,377,030	—	—	16,377,030
Short Term Investments	205,601	—	—	205,601
	$16,839,350	$—	$—	$16,839,350

(1)	Please refer to the Schedule of Investments to view Common Stocks and REITs segregated by sub-industry type.

HEITMAN US REAL ESTATE SECURITIES FUND

Notes to the Financial Statements – Continued
December 31, 2018

During the year ended December 31, 2018, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  REITs – Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property. As well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for preferential tax treatment of their income under the Internal Revenue Code of 1986, as amended (the “Code”), or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.

•
Retail Properties. Retail properties are affected by the overall health of the applicable economy and may be adversely affected by the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, spending patterns and lease terminations.

•
Office Properties. Office properties are affected by the overall health of the economy and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

•
Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel and adverse effects of general and local economic conditions.

•
Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including Federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, medical rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and competition on a local and regional basis.

•
Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

HEITMAN US REAL ESTATE SECURITIES FUND

Notes to the Financial Statements – Continued
December 31, 2018

•
Insurance Issues. Certain real estate companies may carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance with various policy specifications, limits and deductibles.

•	Credit Risk. Real estate investment trusts may be highly leveraged, and financial covenants may affect the ability of REITs to operate effectively.
•
Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.

•
Smaller Companies. Even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, larger company stocks.

•
REIT Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a real estate company which purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate level taxation, significantly reducing the return to the Fund on its investment in such a company.

C.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

D.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

HEITMAN US REAL ESTATE SECURITIES FUND

Notes to the Financial Statements – Continued
December 31, 2018

E.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

F.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Dividends received from the Fund’s investment in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund shareholder may represent a return of capital. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

G.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at up to 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.15% of average daily net assets of Investor Class shares (See Note 5). Sub-transfer agent fees are allocated to the Institutional Class. Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

H.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

I.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

J.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.57% of the Fund’s average daily net assets.

HEITMAN US REAL ESTATE SECURITIES FUND

Notes to the Financial Statements – Continued
December 31, 2018

The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding distribution fees – Investor Class (See Note 5), shareholder servicing fees – Investor Class (See Note 5), acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.77% of the Fund’s average daily net asset value. The Adviser voluntarily waived its management fee and/or absorbed expenses to the Fund by an additional 0.285% bringing the expense limitation to 0.485% of the Fund’s average daily net asset value for the fiscal year ended December 31, 2018 (See Note 8). Fees waived contractually are subject to possible recoupment from the Fund in future years on a rolling three-year basis (i.e. within 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. Fees voluntarily waived are not subject to recoupment and will be absorbed by the Adviser.  The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within two years after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
12/31/2021	$249,816

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the chief compliance officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended December 31, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is affiliated with Fund Services and the Custodian. This same Trustee is an interested person of the Distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended December 31, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax

HEITMAN US REAL ESTATE SECURITIES FUND

Notes to the Financial Statements – Continued
December 31, 2018

benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations.

As of December 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments*	$18,147,742
Gross unrealized appreciation	$199,534
Gross unrealized depreciation	(1,507,926)
Net unrealized depreciation	(1,308,392)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated loss	(133,156)
Total accumulated deficit	$(1,441,548)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31. For the taxable year ended December 31, 2018, the Fund has elected to defer qualified late year capital losses of $133,156.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended December 31, 2018, the following table shows the reclassifications made:

Accumulated Deficit	Paid-in capital
$1,514	$(1,514)

The tax character of distributions paid for the year ended December 31, 2018 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Return of Capital	Total
2018	$732,562	$31,433	$46,822	$810,817

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the

HEITMAN US REAL ESTATE SECURITIES FUND

Notes to the Financial Statements – Continued
December 31, 2018

services it provides to the Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Board will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Board of the Trust who are not interested persons. Continuation of the Plan is considered by such Board no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. For the year ended December 31, 2018, the Investor Class incurred expenses of $24 pursuant to the Plan.

In addition, pursuant to a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Adviser is authorized to engage financial institutions, securities dealers and other industry professionals (each a “Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.15% of the average daily net asset value of the Investor Class of the Fund’s shares. For the year ended December 31, 2018, the Investor Class did not incur any expenses under the plan.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be affected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distribution and shareholder servicing fees are not subject to the Operating Expenses Limitation Agreement (See Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expenses Limitation Agreement rate of 0.77% for the Investor Class shares.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended December 31, 2018, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	31,859,046	14,042,188

HEITMAN US REAL ESTATE SECURITIES FUND

Notes to the Financial Statements – Continued
December 31, 2018

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2018, one omnibus account owned 34.6% of the outstanding shares of the Fund for the benefit of its customers.

8.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. As of January 17, 2019, Cullen O. Small was elected to serve as Treasurer and Principal Financial Officer to the Trust.

On January 1, 2019, the Adviser discontinued the voluntary expense reimbursement of 0.485% returning the expense limitation to 0.77% of the Fund’s average daily net asset value. Please see Note 3 for more information.

HEITMAN US REAL ESTATE SECURITIES FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Heitman US Real Estate Securities Fund and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Heitman US Real Estate Securities Fund (the “Fund”), a series of Series Portfolios Trust, as of December 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and broker.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2019

HEITMAN US REAL ESTATE SECURITIES FUND

Additional Information (Unaudited)
December 31, 2018

TRUSTEES AND OFFICERS

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite	Retired. Counsel, Kohlberg	2	None
(born 1961)		Term;	Kravis Roberts & Co. L.P.
		Since	(2013 – 2015); Counsel,
		September	Dechert LLP (2011 – 2013).
2015.

Debra McGinty-Poteet	Trustee	Indefinite	Retired.	2	Independent
(born 1956)		Term;			Trustee, First
		Since			Western Funds
		September			Trust (Since
		2015.			May 2015);
Inside Trustee,
Brandes
Investment
Trust, Chair and
President
(2000 – 2012);
Director, Inside
Trustee,
Brandes Funds
LTD (2002 –
2012).
Daniel B. Willey	Trustee	Indefinite	Retired. Chief Compliance	2	None
(born 1955)		Term;	Officer, United Nations
		Since	Joint Staff Pension Fund
		September	(2009 – 2017).
2015.
Interested Trustee
Dana L. Armour(3)	Chair,	Indefinite	Senior Vice President,	2	None
(born 1968)	Trustee	Term;	U.S. Bank (since 1988).
Since
September
2015.

HEITMAN US REAL ESTATE SECURITIES FUND

Additional Information (Unaudited) – Continued
December 31, 2018

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Officers of the Trust

John J. Hedrick	President	Indefinite	Vice President, U.S.	Not	Not
(born 1977)	and Principal	Term;	Bank Global Fund	Applicable	Applicable
	Executive	Since	Services (since 2005).
	Officer	September
2015.

Cullen O. Small(4)	Treasurer	Indefinite	Assistant Vice President,	Not	Not
(born 1987)	and	Term;	U.S. Bank Global Fund	Applicable	Applicable
	Principal	Since	Services (since 2010).
	Financial	January
	Officer	2019.

Jennifer E. Kienbaum	Chief	Indefinite	Vice President, U.S.	Not	Not
(born 1979)	Compliance	Term;	Bank Global Fund	Applicable	Applicable
	Officer and	Since	Services (since 2016);
	Anti-Money	January	Director of Compliance,
	Laundering	2017.	Catholic Financial Life,
	Officer		Supervising Principal,
MWA Financial Services
(2012 – 2016).

Rachel Spearo	Secretary	Indefinite	Vice President, U.S.	Not	Not
(born 1979)		Term;	Bank Global Fund	Applicable	Applicable
		Since	Services (since 2004).
December
2015.

Julie Keller	Assistant	Indefinite	Assistant Vice President,	Not	Not
(born 1966)	Treasurer	Term;	U.S. Bank Global Fund	Applicable	Applicable
		Since	Services (since 2004).
April
2018.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of December 31, 2018, the Trust was comprised of 10 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Ms. Armour is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that she is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

(4)	Mr. Small was not Treasurer and Principal Financial Officer as of December 31, 2018. Please See Note 8 for full details.

HEITMAN US REAL ESTATE SECURITIES FUND

Additional Information (Unaudited) – Continued
December 31, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-799-2944.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-799-2944. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-888-799-2944, or (1) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 3.23%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2018 was 2.65%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 60.79%.

HEITMAN US REAL ESTATE SECURITIES FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Heitman Real Estate Securities, LLC
191 North Wacker Drive
Chicago, IL 60606

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-799-2944.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  The registrant’s inception date was January 1, 2018, and as such, there is only one fiscal year to present.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal year ended December 31, 2018, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2018
Audit Fees	$17,000
Audit-Related Fees	$0
Tax Fees	$5,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2018
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investments companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Series Portfolios Trust

By (Signature and Title)*                   /s/ John Hedrick
John Hedrick, President

Date          02/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ John Hedrick
John Hedrick, President

Date          02/28/19

By (Signature and Title)*                   /s/ Cullen Small
Cullen Small, Treasurer

Date          02/28/19

* Print the name and title of each signing officer under his or her signature.